Subsequent Events (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 12, 2021 employee $ / shares shares	Aug. 04, 2021 USD ($)	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 24, 2021 $ / shares	Jan. 26, 2021 $ / shares shares	Jan. 11, 2021 $ / shares	Dec. 31, 2020 $ / shares shares
Subsequent Event [Line Items]
Common stock, shares issued (in shares) | shares				274,436,351	158,431,911	274,436,351	158,431,911				220,318,704
Common stock, shares outstanding (in shares) | shares				273,526,900		273,526,900					218,858,990
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.05		$ 0.05		$ 0.05	$ 0.05	$ 0.05	$ 0.05
Payments to acquire equity method investments				$ 1.6	$ 8.5	$ (1.5)	$ 17.2
Depositary share
Subsequent Event [Line Items]
Common stock, shares issued (in shares) | shares									274,436,351
Opex
Subsequent Event [Line Items]
Ownership percentage				49.00%		49.00%
Payments to acquire equity method investments						$ 0.0
Akal
Subsequent Event [Line Items]
Ownership percentage				49.00%		49.00%
Payments to acquire equity method investments						$ 0.0
Perfomex
Subsequent Event [Line Items]
Ownership percentage				49.00%		49.00%
Perfomex II
Subsequent Event [Line Items]
Ownership percentage				49.00%		49.00%
Payments to acquire equity method investments						$ 1.0
Subsequent event
Subsequent Event [Line Items]
Treasury shares reissued (in shares) | shares			96,785
Treasury stock, shares (in shares) | shares			812,666
Common stock, shares outstanding (in shares) | shares			273,623,685
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.05
Stock authorized for issue			$ 40.0
Subsequent event | Depositary share
Subsequent Event [Line Items]
Common stock, shares issued (in shares) | shares			274,436,351
Subsequent event | Share-based payment arrangement, option
Subsequent Event [Line Items]
Granted during the year (in shares) | shares	10,300,000
Number of employees | employee	23
Shares per share option (in shares)	1
Granted during the year (in dollars per share) | $ / shares	$ 1.00
Vesting period	3 years
Stock awards, commencement period	2 years
Stock awards, expiration period	5 years
Subsequent event | Opex
Subsequent Event [Line Items]
Ownership percentage		49.00%
Proceeds from sale of equity method investments		$ 8.1
Proceeds from related party debt		$ 18.6
Subsequent event | Akal
Subsequent Event [Line Items]
Ownership percentage		49.00%
Proceeds from sale of equity method investments		$ 8.1
Proceeds from related party debt		$ 18.6
Subsequent event | Perfomex
Subsequent Event [Line Items]
Additional ownership percentage acquired		2.00%
Payments to acquire equity method investments		$ 0.1
Subsequent event | Perfomex II
Subsequent Event [Line Items]
Additional ownership percentage acquired		2.00%
Payments to acquire equity method investments		$ 0.1